Related Party Transactions (Summary Of Related Party Transactions) (Details) (Axis Business [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Axis Business [Member]
Related Party Transaction [Line Items]
Food and paper	$ 321,413	[1]	$ 320,020	[1],[2]
Occupancy and other operating expenses	9,795		10,970	[2]
Other operating income	1,480
Logistics service fees from related party	41,853		26,628
Suppliers purchase expense related party	$ 279,560		$ 293,392

[1]	Includes $41,853 of logistics service fees and $279,560 of suppliers purchases managed through Axis for fiscal year ended December 31, 2012; and $26,628 and $293,392, respectively, for fiscal year ended December 31, 2011.
[2]	Includes nine months of operations as a result of the Split-off described in Note 23.